Operating Expenses by Nature - Schedule of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
External research and development costs	$ 38,287	$ 51,803	$ 70,531
Staff costs (note 16)	18,788	19,643	24,556
Professional fees	12,175	3,994	7,072
Rents	60	22	21
Travel expenses	229	156	1,398
Patent registration costs	887	813	882
Depreciation	736	721	737
Other	3,466	2,566	1,914
Total operating expenses by nature	$ 74,627	$ 79,718	$ 107,111